STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 683	$ 101,099	$ 74	$ (44,668)	$ 0	$ 57,188
Balance (in shares) at Dec. 31, 2009	31,936,426
Exercise of stock options	19	1,320	0	0	0	1,339
Exercise of stock options (in shares)	685,564
Issuance of Ordinary shares and warrants (net of issuance expenses $ 1,080)	92	20,198	0	0	0	20,290
Issuance of Ordinary shares and warrants (net of issuance expenses $ 1,080) (in shares)	3,287,616
Stock-based compensation expenses	0	300	0	0	0	300
Other comprehensive income	0	0	373	0	0	373
Net income	0	0	0	9,375	0	9,375
Balance at Dec. 31, 2010	794	122,917	447	(35,293)	0	88,865
Balance (in shares) at Dec. 31, 2010	35,909,606
Exercise of stock options	14	861	0	0	0	875
Exercise of stock options (in shares)	580,414
Stock-based compensation expenses	0	633	0	0	0	633
Cost related to issuance of Ordinary shares	0	(21)	0	0	0	(21)
Non-controlling interest as part of acquisitions	0	0	0	0	1,766	1,766
Acquisition of non-controlling interests	0	226	0	0	(1,466)	(1,240)
Other comprehensive income	0	0	(466)	0	(53)	(519)
Net income	0	0	0	15,044	222	15,266
Balance at Dec. 31, 2011	808	124,616	(19)	(20,249)	469	105,625
Balance (in shares) at Dec. 31, 2011	36,490,020
Exercise of stock options	3	306	0	0	0	309
Exercise of stock options (in shares)	136,708
Stock-based compensation expenses	0	515	0	0	0	515
Dividend	0	0	0	(3,661)	0	(3,661)
Acquisition of non-controlling interests	0	(149)	0	0	(165)	(314)
Other comprehensive income	0	0	(567)	0	3	(564)
Net income	0	0	0	16,183	24	16,460
Balance at Dec. 31, 2012	$ 811	$ 125,288	$ (586)	$ (7,727)	$ 331	$ 118,117
Balance (in shares) at Dec. 31, 2012	36,626,728